Contracts in Progress	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Contracts in Progress

NOTE 3:- CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2017	2016

Costs incurred on uncompleted contracts	$18,184	$21,548	*)
Estimated earnings	5,244	9,135	*)

	23,428	30,683
Less - billings and progress payments	22,433	28,879

Costs and estimated earnings in excess of billings on uncompleted contracts	995	1,804

Less: Long-term portion	-	708

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$995	$1,096

(*) Reclassified.